Share-based Payment Expense (Tables)	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Summary of Share-based Payment Expense

	2022	2021	2020
	$m	$m	$m
Performance Share Plans expense	97	106	90
Share option expense	3	2	3
Total share-based payment expense (i)	100	108	93
(i)The total share-based payment expense excludes $1 million (2021: $2 million; 2020: $3 million) relating to discontinued operations.

Summary Of Awards Granted Under The 2014 Performance Share Plan
Details of awards granted under the 2014 Performance Share Plan

			Number of shares
	Share price at date of award	Period to earliest release date	Initial award (i)	Net outstanding at 31 December 2022
Granted in 2022	€38.37	3 years	3,678,505	3,616,475
Granted in 2021	€39.79	3 years	3,261,885	2,988,795
Granted in 2020	€31.50	3 years	3,428,021	3,102,591

(i)Numbers represent the initial awards including those granted to employees of Building Envelope in 2021 and 2020. The Remuneration Committee has determined that dividend equivalents will accrue on awards under the 2014 Performance Share Plan. Subject to satisfaction of the applicable performance criteria, such dividend equivalents will be released to participants in the form of additional shares on vesting.

Summary of Movement and Options Outstanding Under Share Option Schemes
Details of movement and options outstanding under Share Option Schemes (excluding Savings-related Share Option Schemes)

	Weighted average exercise	Number of options	Weighted average exercise	Number of options	Weighted average exercise	Number of options
	price	2022	price	2021	price	2020
Outstanding at beginning of year	€16.19	145,731	€16.19	197,253	€16.19	278,349
Exercised (i)	€16.19	(47,058)	€16.19	(51,522)	€16.19	(77,748)
Lapsed	€16.19	(1,116)	-	-	€16.19	(3,348)
Outstanding at end of year (ii)	€16.19	97,557	€16.19	145,731	€16.19	197,253
Exercisable at end of year	€16.19	97,557	€16.19	145,731	€16.19	197,253

(i)The weighted average share price at the date of exercise of these options was €35.03 (2021: €42.10; 2020: €31.70).
(ii)All options granted have a life of ten years. All outstanding options are denominated in euro and have an exercise price of €16.19 (2021: €16.19; 2020: €16.19).

Summary of Weighted Average Remaining Contractual Life for Share Options Outstanding

	2022	2021	2020
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	0.30	1.30	2.30

Summary of Weighted Fair Values Assigned to Options Issued Under the Savings-Related Share Option Schemes
The weighted fair values assigned to options issued under the Savings-related Share Option Schemes, which were computed in accordance with the trinomial valuation methodology, were as follows:

	3-year	5-year
Granted in 2022 (October)	€8.08	€8.47
Granted in 2021 (October)	€6.78	€7.05

2010 Savings Related Share Option Schemes
Statement [Line Items]
Summary of Assumptions of Fair Value Options
The fair value of these options were determined using the following assumptions:

	2022		2021
	3-year	5-year	3-year	5-year
	October		October
Weighted average exercise price (€)	29.28	29.28	36.83	36.83
Risk free interest rate (%)	2.08	2.24	(0.61)	(0.43)
Expected dividend payments over the expected life (€)	4.06	7.05	3.25	5.65
Expected volatility (%)	26.4	24.2	23.5	21.2
Expected life in years	3	5	3	5

Summary of Movement and Options Outstanding Under Share Option Schemes
Details of options granted under the Savings-related Share Option Schemes

	Weighted average exercise	Number of options	Weighted average exercise	Number of options	Weighted average exercise	Number of options
	price	2022	price	2021	price	2020
Outstanding at beginning of year	€24.28/Stg£25.42	1,085,163	€23.83/Stg£19.69	1,173,507	€23.67/Stg£20.17	1,508,862
Exercised (i)	€24.58/Stg£20.44	(402,645)	€22.77/Stg£18.69	(470,001)	€23.21/Stg£22.37	(178,773)
Lapsed	€23.60/Stg£29.38	(209,916)	€24.75/Stg£21.49	(73,411)	€23.25/Stg£21.54	(156,582)
Granted (ii)	Stg£25.55	571,528	Stg£31.04	455,068	-	-
Outstanding at end of year	€24.20/Stg£26.52	1,044,130	€24.28/Stg£25.42	1,085,163	€23.83/Stg£19.69	1,173,507
Exercisable at end of year	€25.75/Stg£20.28	18,941	€23.27/Stg£20.56	14,197	€24.66/Stg£24.51	16,528

(i)The weighted average share price at the date of exercise of these options was €34.99 (2021: €42.53; 2020: €31.70).
(ii)Pursuant to the 2010 and 2021 Savings-related Share Option Schemes operated by the Group, employees were granted options over 571,528 of CRH plc’s Ordinary Shares in October 2022 (2021: 455,068 share options in October 2021; 2020: nil). This figure comprises options over 476,454 (2021: 346,237; 2020: nil) shares and 95,074 (2021: 108,831; 2020: nil) shares which are normally exercisable within a period of six months after the third or the fifth anniversary of the contract, whichever is applicable. The exercise price at which the options are granted under the scheme represents a discount of 15% to the market price on the date of invitation of each savings contract.

Summary of Weighted Average Remaining Contractual Life for Share Options Outstanding

	2022	2021	2020
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	2.45	1.81	1.14
euro-denominated options outstanding at end of year (number)	79,910	132,769	214,826
Range of exercise prices (€)	23.39-27.86	20.83-27.86	20.83-27.86
Pound Sterling-denominated options outstanding at end of year (number)	964,220	952,394	958,681
Range of exercise prices (Stg£)	20.11-31.04	16.16-31.04	16.16-24.51

2014 Performance Share Plan
Statement [Line Items]
Summary of Assumptions of Fair Value Options	The fair value of these awards was calculated using a TSR pricing model taking account of peer group TSR, volatilities and correlations together with the following assumptions:

	2022	2021	2020
Risk-free interest rate (%)	0.51	(0.56)	(0.61)
Expected volatility (%)	36.9	35.1	22.1